Investment in Equity Accounted Joint Venture (Tables)	6 Months Ended
Jun. 30, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in Equity Accounted Joint Venture

	December 31, 2017	June 30, 2018
	(in thousands)
Ethylene marine export terminal	—	10,475

Total	$—	$10,475